Leases	6 Months Ended
Jun. 30, 2026
Leases
Leases

Note 17 – Leases

As of June 30, 2026 and December 31, 2025, the Company has leased three offices, which were classified as operating leases. In addition, the Company had two office equipment leases which were classified as finance leases.

The Company occupies various offices pursuant to operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using weighted average interest rate of 5.03% and 5.25% for operating lease and finance lease, respectively. The interest rate was determined using incremental borrowing rate with similar term in Singapore and Malaysia.

Operating and finance lease expenses consist of the following:

		For the Six Months Ended June 30,
	Classification	2026	2025
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$72,065	$96,280
Finance lease cost
Amortization of leased asset	General and administrative	3,255	3,623
Interest on lease liabilities	Other expense -Interest expenses	895	1,265
Total lease expenses		$76,215	$101,168

Weighted-average remaining term and discount rate related to leases were as follows:

	As of June 30, 2026	As of December 31, 2025

Weighted-average remaining term
Operating lease	1.7 years	1.2 years
Finance leases	4.9 years	2.4 years
Weighted-average discount rate
Operating lease	5.03%	5.54%
Finance leases	5.25%	9.60%

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2026:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending June 30, 2027	$210,756	$8,121	$218,877
Twelve months ending June 30, 2028	93,096	8,121	101,217
Twelve months ending June 30, 2029	-	8,121	8,121
Twelve months ending June 30, 2030	-	8,121	8,121
Twelve months ending June 30, 2031	-	14,493	14,493
Total lease payments	303,852	46,977	350,829
Less: discount	(11,920)	(6,270)	(18,190)
Present value of lease liabilities	$291,932	$40,707	$332,639

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)